                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 2, 2002
                              (SUNSHINE PLAN 236)

This Supplement revises information contained in the prospectus dated May 2, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                           Minimum Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets,
including management fees, 12b-1/services fees, and other expenses)                         0.27%   1.10%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                     Distribution            Acquired    Total    Fee Waiver   Net Total
                                                        and/or               Fund Fees  Annual      and/or      Annual
                                         Management Service (12b-1)  Other      and    Operating    Expense    Operating
                                            Fee          Fees       Expenses Expenses  Expenses  Reimbursement Expenses
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Contrafund(R) Portfolio                     0.55%         --          0.08%     --       0.63%         --        0.63%
Growth Portfolio                            0.55%         --          0.10%     --       0.65%         --        0.65%
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES
Global Research Portfolio                   0.56%         --          0.05%     --       0.61%         --        0.61%
METROPOLITAN SERIES FUND -- CLASS A
MetLife Stock Index Portfolio               0.25%         --          0.02%     --       0.27%       0.01%       0.26%
MFS(R) Total Return Portfolio               0.55%         --          0.05%     --       0.60%         --        0.60%
NEUBERGER BERMAN EQUITY FUNDS --
TRUST CLASS
Neuberger Berman Genesis Fund               1.06%         --          0.04%     --       1.10%         --        1.10%
T. ROWE PRICE GROWTH STOCK FUND, INC.       0.52%         --          0.16%     --       0.68%         --        0.68%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund      0.64%         --          0.19%     --       0.83%         --        0.83%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Insurance Company USA, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                         Investment Adviser
          Fund               Investment Objective          and Subadviser
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS --
INITIAL CLASS
Contrafund(R) Portfolio    Seeks long-term capital    Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
Growth Portfolio           Seeks to achieve capital   Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
JANUS ASPEN SERIES --
INSTITUTIONAL SHARES
Global Research Portfolio  Seeks long-term growth of  Janus Capital Management
                           capital.                   LLC
METROPOLITAN SERIES FUND
-- CLASS A
MetLife Stock Index        Seeks to track the         MetLife Advisers, LLC
 Portfolio                 performance of the         Subadviser: MetLife
                           Standard & Poor's 500(R)   Investment Management, LLC
                           Composite Stock Price
                           Index.
MFS(R) Total Return        Seeks a favorable total    MetLife Advisers, LLC
 Portfolio                 return through investment  Subadviser: Massachusetts
                           in a diversified           Financial Services Company
                           portfolio.
NEUBERGER BERMAN EQUITY
FUNDS -- TRUST CLASS
Neuberger Berman Genesis   Seeks growth of capital.   Neuberger Berman
 Fund                                                 Management LLC
                                                      Subadviser: Neuberger
                                                      Berman LLC
T. ROWE PRICE GROWTH       Seeks long-term capital    T. Rowe Price Associates,
STOCK FUND, INC.           growth through             Inc.
                           investments in stock.
T. ROWE PRICE
INTERNATIONAL FUNDS, INC.
T. Rowe Price              Seeks long-term growth of  T. Rowe Price Associates,
 International Stock Fund  capital through            Inc.
                           investments primarily in   Subadviser: T. Rowe Price
                           the common stocks of       International Ltd
                           established, non-U.S.
                           companies.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.